Basis of preparation of consolidated financial statements and material accounting policy information (Details Narrative)			12 Months Ended
	Apr. 07, 2025 USD ($)	Apr. 07, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Loss incurred			$ 5,507,764	$ 2,094,169	$ (1,635,901)
Current assets			766,201
Proceeds from issuing shares			$ 641,510	$ 335,085
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing shares	$ 10,848,912	$ 14,646,000